ASSETS AND LIABILITIES HELD FOR SALE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Apr. 30, 2020
Assets and Liabilities Held for Sale
Liabilities current, held for sale		$ 120	$ 128
Ontario, California Facility | Disposal Group, Not Discontinued Operations
Assets and Liabilities Held for Sale
Sales price				$ 12,387
Gain on sale of assets	$ 6,219
Daventry, UK Facility | Disposal Group, Held-for-sale, Not Discontinued Operations
Assets and Liabilities Held for Sale
Current assets held for sale		271	278
Liabilities current, held for sale		$ 120	$ 128